Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of income taxes [line items]
Income tax statutory rate	26.60%	26.70%
Non-capital losses available to reduce future taxable income	$ 4.5	$ 30.6
Deductible capital losses	111.9	110.5
Investment tax credits receivable	22.6	25.4
Refundable investment tax credits receivable	19.4	20.0
Investment tax credits receivable available to reduce future taxable income	3.2	5.4
United States [member]
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income	0.9	28.2
Non Us [member]
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income	$ 3.6	$ 2.4